Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
July 31, 2026
IHD-NPRT3-0926
1.9885309.108
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 10.2%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Wesfarmers Ltd	99,232	6,227,998
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Coles Group Ltd	390,440	6,606,093
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Woodside Energy Group Ltd	374,304	8,662,306
Financials - 1.8%
Banks - 1.0%
ANZ Group Holdings Ltd	126,163	3,306,061
Insurance - 0.8%
Suncorp Group Ltd	224,640	3,027,719
TOTAL FINANCIALS		6,333,780
Health Care - 0.1%
Biotechnology - 0.1%
CSL Ltd	3,626	313,400
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd	19,950	845,057
Fortescue Ltd	21,555	280,225
Rio Tinto PLC	8,412	812,129
TOTAL MATERIALS		1,937,411
Utilities - 1.9%
Electric Utilities - 1.9%
Origin Energy Ltd	890,862	6,732,499
TOTAL AUSTRALIA		36,813,487
CANADA - 14.2%
Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd	214,550	10,213,244
Enbridge Inc	172,569	9,383,443
TOTAL ENERGY		19,596,687
Financials - 3.7%
Banks - 3.7%
Bank of Montreal	15,889	2,848,207
Bank of Nova Scotia/The	28,900	2,533,295
Royal Bank of Canada	21,306	4,456,209
Toronto Dominion Bank	29,917	3,583,600
TOTAL FINANCIALS		13,421,311
Industrials - 1.0%
Ground Transportation - 1.0%
Canadian National Railway Co	27,699	3,519,512
Information Technology - 0.2%
Software - 0.2%
Open Text Corp	28,892	731,953
Materials - 0.4%
Chemicals - 0.2%
Nutrien Ltd	11,623	801,683
Metals & Mining - 0.2%
Lundin Gold Inc	9,861	551,727
LunR Royalties Corp	2,070	27,372
		579,099
TOTAL MATERIALS		1,380,782
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
FirstService Corp Subordinate Voting Shares	39,565	5,569,306
Utilities - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
Capital Power Corp	149,367	7,013,440
TOTAL CANADA		51,232,991
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	20,231	954,447
FRANCE - 17.0%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
Renault SA	170,452	5,346,055
Consumer Staples - 3.1%
Beverages - 1.4%
Pernod Ricard SA	63,378	4,945,404
Consumer Staples Distribution & Retail - 1.7%
Carrefour SA	334,759	6,137,477
TOTAL CONSUMER STAPLES		11,082,881
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
TotalEnergies SE	138,978	12,219,645
Financials - 2.2%
Banks - 1.5%
BNP Paribas SA	25,663	3,237,883
Credit Agricole SA	89,299	1,980,371
		5,218,254
Insurance - 0.7%
AXA SA	52,154	2,696,660
TOTAL FINANCIALS		7,914,914
Industrials - 1.6%
Construction & Engineering - 1.6%
Bouygues SA	33,392	1,873,319
Eiffage SA	12,174	1,726,337
Vinci SA	16,332	2,302,810
TOTAL INDUSTRIALS		5,902,466
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	1,819	214,517
Real Estate - 2.8%
Retail REITs - 2.8%
Klepierre SA	226,020	10,230,261
Utilities - 2.3%
Multi-Utilities - 2.3%
Engie SA	270,788	8,446,260
TOTAL FRANCE		61,356,999
GERMANY - 4.9%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
Mercedes-Benz Group AG	98,183	5,278,829
Financials - 1.7%
Insurance - 1.7%
Allianz SE	7,527	3,745,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,003	2,405,071
TOTAL FINANCIALS		6,150,603
Industrials - 1.6%
Air Freight & Logistics - 0.9%
Deutsche Post AG	46,753	3,107,007
Machinery - 0.7%
Daimler Truck Holding AG	47,094	2,651,765
TOTAL INDUSTRIALS		5,758,772
Information Technology - 0.1%
Software - 0.1%
SAP SE	3,603	653,651
TOTAL GERMANY		17,841,855
HONG KONG - 2.4%
Real Estate - 2.4%
Retail REITs - 2.4%
Link REIT	1,732,258	8,641,850
INDONESIA - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Jardine Matheson Holdings Ltd (Singapore)	20,500	1,361,405
ITALY - 3.8%
Financials - 1.4%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA	194,107	2,583,479
Banco BPM SpA	133,587	2,424,594
TOTAL FINANCIALS		5,008,073
Utilities - 2.4%
Electric Utilities - 2.4%
Enel SpA	778,127	8,772,791
TOTAL ITALY		13,780,864
JAPAN - 19.0%
Consumer Discretionary - 6.0%
Automobile Components - 1.3%
Denso Corp	386,100	4,770,933
Automobiles - 3.4%
Honda Motor Co Ltd	513,500	5,242,231
Toyota Motor Corp	357,035	6,877,226
		12,119,457
Household Durables - 1.3%
Sekisui House Ltd	220,100	4,821,534
TOTAL CONSUMER DISCRETIONARY		21,711,924
Consumer Staples - 2.3%
Tobacco - 2.3%
Japan Tobacco Inc	186,900	8,375,139
Financials - 3.3%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc	205,400	4,606,585
Capital Markets - 1.1%
Daiwa Securities Group Inc	175,400	1,990,565
Nomura Holdings Inc	211,700	2,020,939
		4,011,504
Insurance - 0.9%
Tokio Marine Holdings Inc	61,900	3,154,383
TOTAL FINANCIALS		11,772,472
Health Care - 0.3%
Pharmaceuticals - 0.3%
Takeda Pharmaceutical Co Ltd	35,600	1,232,613
Industrials - 3.9%
Machinery - 0.6%
Komatsu Ltd	46,000	2,020,562
Marine Transportation - 1.8%
Kawasaki Kisen Kaisha Ltd	124,800	2,233,820
Mitsui OSK Lines Ltd	57,700	2,135,869
Nippon Yusen KK	57,200	2,194,957
		6,564,646
Trading Companies & Distributors - 1.5%
ITOCHU Corp	196,700	2,488,013
Mitsubishi Corp	98,900	2,966,534
		5,454,547
TOTAL INDUSTRIALS		14,039,755
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.3%
Tokyo Electron Ltd	3,200	1,115,403
Software - 0.2%
Trend Micro Inc/Japan	14,800	589,397
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	19,300	536,727
TOTAL INFORMATION TECHNOLOGY		2,241,527
Materials - 0.1%
Metals & Mining - 0.1%
Nippon Steel Corp	151,100	616,452
Real Estate - 2.5%
Real Estate Management & Development - 2.5%
Daito Trust Construction Co Ltd	419,700	8,880,322
TOTAL JAPAN		68,870,204
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	11,092	369,444
NETHERLANDS - 1.3%
Financials - 0.8%
Banks - 0.8%
ING Groep NV	82,924	2,904,226
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV	1,133	1,869,584
TOTAL NETHERLANDS		4,773,810
NORWAY - 4.3%
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Equinor ASA	327,567	13,345,552
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA	63,891	2,054,655
TOTAL NORWAY		15,400,207
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	51,000	2,940,505
United Overseas Bank Ltd	61,800	2,089,204

TOTAL SINGAPORE		5,029,709
SPAIN - 3.3%
Financials - 0.5%
Banks - 0.5%
Banco de Sabadell SA	468,704	1,793,064
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (b)(c)	62,404	1,915,595
Utilities - 2.3%
Gas Utilities - 2.3%
Naturgy Energy Group SA	245,045	8,164,882
TOTAL SPAIN		11,873,541
SWEDEN - 1.7%
Financials - 0.8%
Banks - 0.8%
Swedbank AB A1 Shares	69,506	2,775,869
Industrials - 0.9%
Machinery - 0.9%
Volvo AB B Shares	83,710	3,196,599
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	25,506	250,835
TOTAL SWEDEN		6,223,303
SWITZERLAND - 4.1%
Consumer Staples - 2.5%
Food Products - 2.5%
Nestle SA	91,448	9,156,668
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	3,725	2,835,245
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,042	283,345
Industrials - 0.7%
Marine Transportation - 0.7%
Kuehne + Nagel International AG	9,612	2,443,840
TOTAL SWITZERLAND		14,719,098
UNITED KINGDOM - 9.5%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Taylor Wimpey PLC	3,422,774	3,592,835
Consumer Staples - 3.7%
Tobacco - 3.7%
British American Tobacco PLC	123,225	7,578,433
Imperial Brands PLC	143,368	5,450,484
TOTAL CONSUMER STAPLES		13,028,917
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCC Energy plc	27,447	2,338,098
Financials - 2.8%
Banks - 1.6%
HSBC Holdings PLC	272,913	5,788,218
Insurance - 1.2%
Aviva PLC	232,548	2,170,005
Legal & General Group PLC	543,239	2,196,116
		4,366,121
TOTAL FINANCIALS		10,154,339
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	25,084	391,072
Pharmaceuticals - 0.6%
Astrazeneca PLC	8,015	1,362,512
GSK PLC	29,084	755,985
		2,118,497
TOTAL HEALTH CARE		2,509,569
Industrials - 0.7%
Professional Services - 0.7%
RELX PLC	77,009	2,701,761
TOTAL UNITED KINGDOM		34,325,519
UNITED STATES - 1.7%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novartis AG	8,830	1,381,717
Roche Holding AG	3,317	1,449,715
Sanofi SA	8,120	695,733
TOTAL HEALTH CARE		3,527,165
Industrials - 0.6%
Marine Transportation - 0.6%
AP Moller - Maersk A/S Series B	767	2,054,817
Materials - 0.1%
Construction Materials - 0.1%
Holcim AG	6,908	626,207
TOTAL UNITED STATES		6,208,189
TOTAL COMMON STOCKS (Cost $330,521,430)		359,776,922

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $32,960)	3.64	33,000	32,967

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $391,988)	3.69	391,910	391,988

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $330,946,378)	360,201,877
NET OTHER ASSETS (LIABILITIES) - 0.4% (d)	1,537,462
NET ASSETS - 100.0%	361,739,339

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	12	9/2026	1,909,380	27,226

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,915,595 or 0.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,915,595 or 0.5% of net assets.

(d)	Includes $91,887 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,967.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	43,284	27,489,184	27,141,009	9,660	529	-	391,988	391,910
Fidelity Securities Lending Cash Central Fund	-	12,801,505	12,801,905	15,417	400	-	-	-
	43,284	40,290,689	39,942,914	25,077	929	-	391,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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